Segment Reporting (Tables)	12 Months Ended
Jun. 30, 2024
Segment Reporting [Abstract]
Schedule of Revenue by Major Revenue Type	The following table presents revenue by major revenue type for the years ended June 30, 2024, 2023 and 2022, respectively:
	For the years ended June 30,
	2024	2023	2022
Design and fit out	$2,841,436	$5,422,984	$9,215,283
Others*	61,743	717,747	405,287
Total	$2,903,179	$6,140,731	$9,620,570

*	Others represented the Company’s business of providing design only and repair and maintenance services to its customers.

Schedule of Revenue by Property Type	The following table presents revenue by property type for the years ended June 30, 2024, 2023 and 2022, respectively:
	For the years ended June 30,
	2024	2023	2022
Commercial and retail	$438,612	$1,270,190	$4,910,497
Office	597,091	3,091,154	2,468,298
Residential	1,867,476	1,779,387	2,241,775
Total	$2,903,179	$6,140,731	$9,620,570